Notes Payable to Shareholders (Details Textual) (USD $)	Sep. 15, 2010	Feb. 27, 2012 Rampant Dragon Llc [Member]	Apr. 30, 2012 Bbs Capital Fund Lp [Member]	Jul. 23, 2012 Hauser Holdings Llc [Member]
Debt Instrument, Face Amount	$ 150,000	$ 15,000	$ 42,000	$ 42,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.00%	5.00%